Schedule I Condensed Parent Company Statement of Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Aug. 29, 2013	May 30, 2013	Feb. 28, 2013	Nov. 29, 2012	Aug. 30, 2012	May 31, 2012	Mar. 01, 2012	Dec. 01, 2011	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011
Condensed Income Statements, Captions [Line Items]
Net sales	$ 2,843	$ 2,318	$ 2,078	$ 1,834	$ 1,963	$ 2,172	$ 2,009	$ 2,090	$ 9,073	$ 8,234	$ 8,788
Cost of goods sold									7,226	7,266	7,030
Gross margin	708	556	366	217	219	234	210	305	1,847	968	1,758
Selling, general and administrative									562	620	592
Research and development									931	918	791
Other operating (income) expense, net									(8)	32	(311)
Operating income (loss)	207	149	(23)	(97)	(149)	(188)	(204)	(71)	236	(612)	761
Gain on acquisition of Elpida									1,484	0	0
Other non-operating income (expense), net									(218)	29	(109)
Income (loss) from continuing operations before equity method investments, income taxes, and noncontrolling interest									1,285	(754)	551
Income tax (provision) benefit									(8)	17	(203)
Equity in net income (loss) of equity method investees									(83)	(294)	(158)
Net income (loss) attributable to Micron	1,708	43	(286)	(275)	(243)	(320)	(282)	(187)	1,190	(1,032)	167
Other comprehensive income (loss)									(16)	(58)	127
Comprehensive income (loss) attributable to Micron									1,173	(1,084)	288
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Net sales									4,404	4,590	6,141
Cost of goods sold									3,721	4,194	5,338
Gross margin									683	396	803
Selling, general and administrative									238	281	213
Research and development									921	917	761
Other operating (income) expense, net									77	18	(376)
Operating income (loss)									(553)	(820)	205
Gain on acquisition of Elpida									1,484	0	0
Interest income and (expense), net									(189)	(160)	(92)
Other non-operating income (expense), net									(248)	17	(97)
Income (loss) from continuing operations before equity method investments, income taxes, and noncontrolling interest									494	(963)	16
Income tax (provision) benefit									(1)	8	(48)
Equity in earnings of subsidiaries									703	29	244
Equity in net income (loss) of equity method investees									(6)	(106)	(45)
Net income (loss) attributable to Micron									1,190	(1,032)	167
Other comprehensive income (loss)									(17)	(52)	121
Comprehensive income (loss) attributable to Micron									$ 1,173	$ (1,084)	$ 288